LONG-TERM DEBT (Narrative) (Details) $ in Thousands, ¥ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 JPY (¥)	Sep. 23, 2023 USD ($)	Sep. 23, 2023 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)
Debt Instrument [Line Items]
Outstanding capital lease liability		$ 73,453		$ 118,272
Lease liability		24,785		40,330
Operating Lease, Payments		4,439
Office space operating facilities and vehicles [Member]
Debt Instrument [Line Items]
Operating Lease, Cost		4,592		$ 4,807	$ 5,867
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal									$ 70,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | 2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal							$ 22,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | 2024 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal		92,000
Loan outstanding amount		$ 100,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥										¥ 11.0
Interest rate		1.95%				1.95%
Description of collateral		The 2021 JPY Loan was secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.	The 2021 JPY Loan was secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms		payable in seven semiannual payments from December 2024 until December 2027.	payable in seven semiannual payments from December 2024 until December 2027.
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | 2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥								¥ 3.5
Interest rate							1.95%	1.95%
Description of collateral		The 2023 JPY Loan was secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.	The 2023 JPY Loan was secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms		payable in seven semiannual payments from September 2024 until September 2027.	payable in seven semiannual payments from September 2024 until September 2027.
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | 2024 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥						¥ 14.5
Interest rate							2.00%	2.00%
Loan repaid | ¥	¥ 3.0		¥ 11.5
Loan amount withdrawn | ¥	¥ 2.0		12.5
Loan outstanding amount | ¥			¥ 15.5
Description of collateral		The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.	The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms		principal payable in seven semiannual payments from December 2027 to December 2030.	principal payable in seven semiannual payments from December 2027 to December 2030.